UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2861

Fidelity Money Market Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2013

Item 1. Reports to Stockholders

Fidelity

Money Market Trust
Retirement Government
Money Market Portfolio

Semiannual Report

February 28, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes/ Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

The fund seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity by investing in high-quality, short-term money market securities issued or guaranteed as to principal and interest by the U.S. Government, or by any of its agencies or instrumentalities.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2012 to February 28, 2013).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value September 1, 2012	Ending Account Value February 28, 2013	Expenses Paid During Period* September 1, 2012 to February 28, 2013
Actual	.20%	$ 1,000.00	$ 1,000.05	$ .99**
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,023.80	$ 1.00**

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by Fidelity Management and Research Company (FMR) or its affiliates during the period, the annualized expense ratio for the Fund would have been .42% and the expenses paid in the actual and hypothetical examples above would have been $2.08 and $2.11, respectively.

Semiannual Report

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 2/28/13	% of fund's investments 8/31/12	% of fund's investments 2/29/12
1 - 7	56.8	59.2	62.4
8 - 30	14.4	7.4	7.5
31 - 60	8.9	2.1	3.2
61 - 90	1.3	5.2	2.9
91 - 180	3.1	16.9	10.9
> 180	15.5	9.2	13.1
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	2/28/13	8/31/12	2/29/12
Retirement Government Money Market Portfolio	56 Days	56 Days	54 Days
All Taxable Money Market Funds Average*	49 Days	47 Days	45 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	2/28/13	8/31/12	2/29/12
Retirement Government Money Market Portfolio	101 Days	76 Days	63 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

* Source: iMoneyNet, Inc.

Semiannual Report

Asset Allocation (% of fund's net assets)
As of February 28, 2013	As of August 31, 2012
Treasury Debt 3.8%	Treasury Debt 6.0%
Government Agency Debt 36.3%	Government Agency Debt 37.7%
Repurchase Agreements 58.7%	Repurchase Agreements 56.2%
Net Other Assets (Liabilities) 1.2%	Net Other Assets (Liabilities) 0.1%

Current and Historical Seven-Day Yields

	2/28/13	11/30/12	8/31/12	5/31/12	2/29/12
Retirement Government Money Market Portfolio	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending February 28, 2013, the most recent period shown in the table, would have been -0.27%.

Semiannual Report

Investments February 28, 2013 (Unaudited)

Showing Percentage of Net Assets

Treasury Debt - 3.8%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 3.8%
U.S. Treasury Notes
6/15/13 to 2/28/14	0.17 to 0.24%	$ 153,000	$ 154,370
Government Agency Debt - 36.3%

Federal Agencies - 36.3%
Fannie Mae
2/27/14	0.19 to 0.20	38,000	38,396
4/9/13 to 9/11/14	0.15 to 0.21 (b)	147,000	147,506
Federal Farm Credit Bank
1/13/15	0.19 (b)	14,000	13,995
8/20/13 to 1/12/15	0.13 to 0.23 (b)	54,695	54,686
Federal Home Loan Bank
11/15/13	0.17	6,000	6,005
3/13/13 to 6/25/14	0.15 to 0.28 (b)	937,695	938,775
Freddie Mac
4/15/13 to 2/28/14	0.14 to 0.23 (b)	269,000	269,218
TOTAL GOVERNMENT AGENCY DEBT			1,468,581
Government Agency Repurchase Agreement - 46.6%
	Maturity Amount (000s)
In a joint trading account at 0.21% dated 2/28/13 due 3/1/13 (Collateralized by U.S. Government Obligations) #	$ 999,608	999,602
With:
BNP Paribas Securities Corp. at:
0.17%, dated 1/22/13 due 3/7/13 (Collateralized by U.S. Government Obligations valued at $14,282,563, 2.78% - 7%, 1/1/20 - 4/1/42)	14,004	14,000
0.18%, dated:
1/16/13 due 3/7/13 (Collateralized by U.S. Government Obligations valued at $35,707,854, 2.52% - 6%, 5/1/20 - 7/1/41)	35,011	35,000
1/22/13 due 3/7/13 (Collateralized by U.S. Government Obligations valued at $14,282,713, 2.43% - 6.5%, 7/1/17 - 5/20/41)	14,006	14,000
2/21/13 due 3/7/13 (Collateralized by U.S. Government Obligations valued at $126,485,060, 2.12% - 6%, 12/15/25 - 2/1/43)	124,038	124,000
Government Agency Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Credit Suisse Securities (USA) LLC at:
0.21%, dated 1/11/13 due 4/11/13 (Collateralized by U.S. Government Obligations valued at $22,448,529, 4%, 11/1/41)	$ 22,012	$ 22,000
0.24%, dated:
12/10/12 due 4/9/13 (Collateralized by U.S. Government Obligations valued at $55,111,582, 3.5%, 6/1/42)	54,043	54,000
1/4/13 due 4/4/13 (Collateralized by U.S. Government Obligations valued at $71,429,112, 3.5%, 6/1/42)	70,041	70,000
ING Financial Markets LLC at:
0.17%, dated 1/24/13 due 3/7/13 (Collateralized by U.S. Government Obligations valued at $10,265,618, 2% - 5%, 8/1/27 - 6/1/42)	10,003	10,000
0.18%, dated:
2/1/13 due 3/7/13 (Collateralized by U.S. Government Obligations valued at $13,261,869, 0% - 4%, 1/1/23 - 9/1/42)	13,004	13,000
2/5/13 due 3/7/13 (Collateralized by U.S. Government Obligations valued at $1,030,765, 2.08% - 4%, 9/15/41 - 1/1/43)	1,000	1,000
2/19/13 due 3/7/13 (Collateralized by U.S. Government Obligations valued at $6,185,094, 2.08% - 4%, 9/25/41 - 9/1/42)	6,002	6,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.17%, dated 2/6/13 due 3/7/13 (Collateralized by U.S. Government Obligations valued at $135,674,735, 3.5% - 4.29%, 10/1/20 - 2/1/43)	133,040	133,000
0.18%, dated:
1/15/13 due 3/7/13 (Collateralized by U.S. Government Obligations valued at $141,811,901, 3.5% - 4%, 12/1/25 - 3/1/26)	139,039	139,000
2/28/13 due 3/7/13 (Collateralized by U.S. Government Obligations valued at $76,500,383, 4%, 3/1/42)	75,003	75,000
0.2%, dated 2/27/13 due 4/29/13 (Collateralized by U.S. Government Obligations valued at $25,500,284, 4%, 7/1/42)	25,008	25,000
Mitsubishi UFJ Securities (USA), Inc. at 0.21%, dated:
2/4/13 due 3/6/13 (Collateralized by U.S. Government Obligations valued at $42,846,248, 2.5% - 4.5%, 4/1/26 - 3/1/42)	42,007	42,000
Government Agency Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Mitsubishi UFJ Securities (USA), Inc. at: 0.21%, dated:
2/6/13 due 3/7/13 (Collateralized by U.S. Government Obligations valued at $5,100,684, 2.5% - 3.5%, 10/1/27 - 3/1/42)	$ 5,001	$ 5,000
2/8/13 due 3/7/13 (Collateralized by U.S. Government Obligations valued at $13,300,005, 2.5% - 4%, 11/1/26 - 1/1/43)	13,002	13,000
2/13/13 due 3/7/13 (Collateralized by U.S. Government Obligations valued at $26,613,933, 3.5%, 6/1/42)	26,005	26,000
2/21/13 due 3/7/13 (Collateralized by U.S. Government Obligations valued at $46,045,753, 2.5% - 3.5%, 8/1/27 - 8/1/42)	45,008	45,000
2/27/13 due 3/7/13 (Collateralized by U.S. Government Obligations valued at $13,260,866, 3.5%, 11/1/26)	13,003	13,000
RBC Capital Markets Corp. at 0.18%, dated 2/21/13 due 3/7/13 (Collateralized by U.S. Government Obligations valued at $7,144,345, 2.5%, 3/20/42)	7,001	7,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT		1,885,602
Treasury Repurchase Agreement - 12.1%

With Commerz Markets LLC at 0.19%, dated 2/28/13 due 3/1/13 (Collateralized by U.S. Treasury Obligations valued at $499,803,615, 1.75% - 5.13%, 4/30/15 - 5/15/20)	490,003	490,000
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $3,998,553)		3,998,553
NET OTHER ASSETS (LIABILITIES) - 1.2%		48,410
NET ASSETS - 100%		$ 4,046,963
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$999,602,000 due 3/01/13 at 0.21%
Citibank NA	$ 83,060
Deutsche Bank Securities, Inc.	28,975
J.P. Morgan Securities, Inc.	43,462
Mizuho Securities USA, Inc.	724,362
Wells Fargo Securities LLC	119,743
$ 999,602
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	February 28, 2013 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $2,375,602) - See accompanying schedule: Unaffiliated issuers (cost $3,998,553)		$ 3,998,553
Cash		6
Receivable for fund shares sold		91,026
Interest receivable		2,981
Total assets		4,092,566

Liabilities
Payable for investments purchased	$ 37,068
Payable for fund shares redeemed	7,998
Accrued management fee	536
Other affiliated payables	1
Total liabilities		45,603

Net Assets		$ 4,046,963
Net Assets consist of:
Paid in capital		$ 4,046,882
Accumulated undistributed net realized gain (loss) on investments		81
Net Assets, for 4,046,485 shares outstanding		$ 4,046,963
Net Asset Value, offering price and redemption price per share ($4,046,963 ÷ 4,046,485 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended February 28, 2013 (Unaudited)

Investment Income
Interest		$ 4,242

Expenses
Management fee	$ 8,621
Independent trustees' compensation	7
Total expenses before reductions	8,628
Expense reductions	(4,590)	4,038
Net investment income (loss)		204
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		18
Net increase in net assets resulting from operations		$ 222

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2013 (Unaudited)	Year ended August 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 204	$ 427
Net realized gain (loss)	18	40
Net increase in net assets resulting from operations	222	467
Distributions to shareholders from net investment income	(204)	(431)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	2,665,480	3,254,150
Reinvestment of distributions	204	431
Cost of shares redeemed	(2,618,371)	(3,754,183)
Net increase (decrease) in net assets and shares resulting from share transactions	47,313	(499,602)
Total increase (decrease) in net assets	47,331	(499,566)

Net Assets
Beginning of period	3,999,632	4,499,198
End of period	$ 4,046,963	$ 3,999,632

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- E	- E	- E	- E	.009	.033
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations	- E	- E	- E	- E	.009	.033
Distributions from net investment income	- E	- E	- E	- E	(.009)	(.033)
Distributions from net realized gain	-	-	- E	- E	-	-
Total distributions	- E	- E	- E	- E	(.009)	(.033)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	-%	.01%	.01%	.02%	.86%	3.35%
Ratios to Average Net Assets D
Expenses before reductions	.42% A	.42%	.42%	.42%	.44%	.42%
Expenses net of fee waivers, if any	.20% A	.17%	.21%	.29%	.44%	.42%
Expenses net of all reductions	.20% A	.17%	.21%	.29%	.44%	.41%
Net investment income (loss)	.01% A	.01%	.01%	.01%	.84%	3.28%
Supplemental Data
Net assets, end of period (in millions)	$ 4,047	$ 4,000	$ 4,499	$ 4,801	$ 5,270	$ 5,016

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Retirement Government Money Market Portfolio (the Fund) is a fund of Fidelity Money Market Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Semiannual Report

2. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities and other investments	$ -

Tax cost	$ 3,998,553

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Repurchase Agreements - continued

Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase agreements whereby the Fund transfers securities to a counterparty who then agrees to transfer them back to the Fund at a future date and agreed upon price, reflecting a rate of interest below market rate. Securities sold under a reverse repurchase agreement, if any, are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund receives cash proceeds, which are invested in other securities, and agrees to repay the proceeds plus any accrued interest in return for the same securities transferred. The Fund continues to receive interest payments on the transferred securities during the term of the reverse repurchase agreement. During the period that a reverse repurchase agreement is outstanding, the Fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the security or in gaining access to the collateral. The average balance during the period for which reverse repurchase agreements were outstanding subject to interest amounted to $10,857. The weighted average interest rate was .05% on such amounts. At period end, there were no reverse repurchase agreements outstanding.

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .42% of the Fund's average net assets. Under the management contract, FMR pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee paid to FMR by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

4. Expense Reductions.

FMR or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver was $4,590.

Semiannual Report

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Retirement Government Money Market Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a sector neutral investment approach for certain funds and utilizing a team of portfolio managers to manage certain sector-neutral funds; (vi) rationalizing product lines and gaining increased efficiencies through combinations of several funds with other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the fund's cumulative total returns and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Fidelity Retirement Government Money Market Portfolio

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the third quartile for the one-year period and the first quartile for the three- and five-year periods. The Board noted that there was a portfolio management change for the fund in April 2012. The Board also reviewed the fund's performance since inception as well as performance in the current year.

The Board noted as a general matter that the percentage beaten numbers for money market funds in recent years were less meaningful than in earlier years, as many competitors have been waiving fees to maintain a one basis point yield and performance differences among funds may not be apparent due to rounding.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 40% means that 60% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for non-management expenses (including transfer agent fees, pricing and bookkeeping fees, and fees paid to non-affiliated custodians) from the fund's all-inclusive fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in non-management expenses.

Semiannual Report

Fidelity Retirement Government Money Market Portfolio

The Board noted that the fund's hypothetical net management fee ranked below the median of its Total Mapped Group and equal to the median of its ASPG for 2011.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's hypothetical net management fee as well as the fund's all-inclusive fee. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below its competitive median for 2011. The Board considered that Fidelity has been voluntarily waiving part or all of the management fees to maintain a minimum yield, and also noted that Fidelity retains the ability to be repaid in certain circumstances.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Semiannual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

RGM-SANN-0413
1.700932.115

Fidelity

Money Market Trust
Retirement Money Market
Portfolio

Semiannual Report

February 28, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes/Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

The fund seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity by investing in high-quality, short-term money market securities.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Entities located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2012 to February 28, 2013).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value September 1, 2012	Ending Account Value February 28, 2013	Expenses Paid During Period* September 1, 2012 to February 28, 2013
Actual	.34%	$ 1,000.00	$ 1,000.05	$ 1.69**
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,023.11	$ 1.71**

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by Fidelity Management & Research Company (FMR) or its affiliates during the period, the annualized expense ratio for the Fund would have been .42% and the expenses paid in the actual and hypothetical examples above would have been $2.08 and $2.11, respectively.

Semiannual Report

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 2/28/13	% of fund' investments 8/31/12	% of fund's investments 2/29/12
1 - 7	28.1	32.0	31.9
8 - 30	21.7	20.5	18.7
31 - 60	21.0	16.3	20.5
61 - 90	14.1	11.9	14.4
91 - 180	10.4	13.5	5.9
> 180	4.7	5.8	8.6
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	2/28/13	8/31/12	2/29/12
Retirement Money Market Portfolio	49 Days	53 Days	53 Days
All Taxable Money Market Funds Average*	49 Days	47 Days	45 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	2/28/13	8/31/12	2/29/12
Retirement Money Market Portfolio	79 Days	81 Days	86 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

* Source: iMoneyNet, Inc.

Semiannual Report

Asset Allocation (% of fund's net assets)
As of February 28, 2013	As of August 31, 2012
Certificates of Deposit 42.5%	Certificates of Deposit 38.4%
Commercial Paper 24.3%	Commercial Paper 16.0%
Variable Rate Demand Notes (VRDNs) 0.2%	Variable Rate Demand Notes (VRDNs) 2.6%
Other Notes 5.1%	Other Notes 4.0%
Treasury Debt 9.4%	Treasury Debt 12.3%
Government Agency Debt 2.3%	Government Agency Debt 1.5%
Insurance Company Funding Agreements 0.2%	Insurance Company Funding Agreements 0.1%
Other Instruments 0.0%	Other Instruments 1.0%
Repurchase Agreements 16.9%	Repurchase Agreements 23.4%
Net Other Assets (Liabilities)† (0.9)%	Net Other Assets (Liabilities) 0.7%

† Net Other Assets (Liabilities) are not included in the pie chart.

Current and Historical Seven-Day Yields
	2/28/13	11/30/12	8/31/12	5/31/12	2/29/12
Retirement Money Market Portfolio	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending February 28, 2013, the most recent period shown in the table, would have been -0.14%.

Semiannual Report

Investments February 28, 2012 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 42.5%
	Yield (a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 4.1%
Branch Banking & Trust Co.
3/28/13 to 4/30/13	0.32 to 0.36%	$ 85,000	$ 85,000
Citibank NA
3/25/13 to 5/28/13	0.21 to 0.30	365,000	365,000
State Street Bank & Trust Co., Boston
3/7/13 to 6/7/13	0.23 to 0.28	135,000	135,000
			585,000
London Branch, Eurodollar, Foreign Banks - 4.9%
Australia & New Zealand Banking Group Ltd.
4/22/13	0.25	51,000	51,000
Commonwealth Bank of Australia
3/14/13	0.24	16,000	16,000
DNB Bank ASA
5/10/13 to 5/13/13	0.26	51,000	51,000
HSBC Bank PLC
4/12/13 to 11/12/13	0.30 to 0.32	63,000	63,000
National Australia Bank Ltd.
4/12/13 to 6/3/13	0.25 to 0.27 (c)	509,000	509,000
			690,000
New York Branch, Yankee Dollar, Foreign Banks - 33.5%
Bank of Montreal Chicago CD Program
3/1/13 to 9/6/13	0.20 to 0.40 (c)	347,000	347,000
Bank of Nova Scotia
4/11/13 to 10/11/13	0.24 to 0.52 (c)	387,000	386,997
Bank of Tokyo-Mitsubishi UFJ Ltd.
3/5/13 to 8/13/13	0.27 to 0.48	542,000	542,000
Canadian Imperial Bank of Commerce
7/31/13 to 9/17/13	0.28 to 0.39 (c)	254,000	254,000
Credit Suisse
5/29/13	0.27 (c)	77,000	77,000
Deutsche Bank AG New York Branch
3/5/13	0.17	332,000	332,000
Lloyds TSB Bank PLC New York Branch
3/5/13	0.16	251,000	251,000
Mitsubishi UFJ Trust & Banking Corp.
5/2/13	0.40	92,000	92,000
Certificate of Deposit - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Mizuho Corporate Bank Ltd.
4/8/13 to 6/20/13	0.29 to 0.32%	$ 429,000	$ 429,000
Natexis Banques Populaires New York Branch
3/5/13	0.18	149,000	149,000
National Bank of Canada
8/16/13	0.35 (c)	151,000	150,944
Nordea Bank Finland PLC
3/28/13 to 5/14/13	0.25 to 0.28	155,000	155,000
Royal Bank of Canada
8/30/13	0.69 (c)	110,000	110,000
Skandinaviska Enskilda Banken
6/11/13	0.26	66,000	66,000
Sumitomo Mitsui Banking Corp.
3/12/13 to 5/14/13	0.25 to 0.42 (c)	677,000	677,000
Sumitomo Trust & Banking Co. Ltd.
4/9/13 to 6/26/13	0.30	325,000	325,000
Svenska Handelsbanken, Inc.
5/20/13	0.28	55,000	55,001
Toronto-Dominion Bank
3/27/13 to 11/15/13	0.24 to 0.32 (c)	262,000	262,001
UBS AG
5/7/13	0.30 (c)	67,000	67,000
			4,727,943
TOTAL CERTIFICATE OF DEPOSIT			6,002,943
Financial Company Commercial Paper - 21.3%

Barclays Bank PLC/Barclays U.S. CCP Funding LLC
4/9/13 to 4/30/13	0.28 to 0.30	40,000	39,985
Barclays U.S. Funding Corp.
4/9/13 to 5/9/13	0.25	274,000	273,898
BNP Paribas Finance, Inc.
3/28/13	0.31	153,000	152,964
Commerzbank U.S. Finance, Inc.
3/5/13	0.30	99,000	98,997
Financial Company Commercial Paper - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
Commonwealth Bank of Australia
5/28/13 to 6/21/13	0.24 to 0.25% (c)	$ 119,000	$ 119,000
Credit Suisse
6/3/13	0.26	75,000	74,950
DNB Bank ASA
3/6/13 to 3/25/13	0.26	77,000	76,989
General Electric Capital Corp.
4/19/13 to 4/30/13	0.25	116,000	115,957
JPMorgan Chase & Co.
3/13/13 to 9/3/13	0.29 to 0.32 (c)	241,000	241,000
Natexis Banques Populaires U.S. Finance Co. LLC
3/5/13	0.18	145,000	144,997
Nationwide Building Society
3/4/13 to 6/28/13	0.29 to 0.30	60,000	59,967
Nordea North America, Inc.
4/4/13	0.25	63,000	62,985
Skandinaviska Enskilda Banken AB
3/5/13 to 6/18/13	0.26 to 0.28	153,000	152,908
Societe Generale North America, Inc.
3/4/13 to 4/2/13	0.27 to 0.29	474,000	473,937
Svenska Handelsbanken, Inc.
4/8/13 to 5/20/13	0.25 to 0.28	49,000	48,976
Swedbank AB
3/28/13 to 6/7/13	0.26 to 0.28	214,000	213,913
Toyota Motor Credit Corp.
3/1/13 to 3/8/13	0.31 to 0.32	40,000	39,999
UBS Finance, Inc.
4/12/13 to 8/19/13	0.35 to 0.45	342,000	341,612
Westpac Banking Corp.
5/29/13 to 7/8/13	0.25 (c)	275,000	275,000
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER			3,008,034
Asset Backed Commercial Paper - 1.5%
	Yield (a)	Principal Amount (000s)	Value (000s)
Ciesco LP (Citibank NA Guaranteed)

4/25/13	0.34%	$ 5,000	$ 4,997
5/29/13	0.31	30,000	29,977
Govco, Inc. (Liquidity Facility Citibank NA)

3/1/13	0.33	26,000	26,000
3/4/13	0.33	7,000	7,000
3/5/13	0.33	7,000	7,000
3/6/13	0.33	14,000	13,999
4/22/13	0.31	11,000	10,995
5/1/13	0.33	20,000	19,989
5/14/13	0.31	14,000	13,991
5/16/13	0.31	59,000	58,961
5/17/13	0.31	15,000	14,990
TOTAL ASSET BACKED COMMERCIAL PAPER			207,899
Other Commercial Paper - 1.5%

Devon Energy Corp.
3/26/13	0.40 (c)	78,000	78,000
MidAmerican Energy Holdings, Co.
3/8/13 to 3/20/13	0.31 to 0.32	31,100	31,097
Northeast Utilities
3/4/13	0.32	3,300	3,300
Sempra Global
3/1/13 to 3/21/13	0.34 to 0.36	7,000	6,999
Verizon Communications, Inc.
4/15/13	0.40 (c)	52,000	52,000
Viacom, Inc.
3/4/13	0.35	14,000	14,000
Virginia Electric & Power Co.
3/18/13	0.32	29,000	28,996
TOTAL OTHER COMMERCIAL PAPER			214,392
Treasury Debt - 9.4%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 9.4%
U.S. Treasury Bills
4/18/13 to 8/22/13	0.15 to 0.20%	$ 388,000	$ 387,852
U.S. Treasury Notes
3/15/13 to 12/15/13	0.16 to 0.24	934,000	937,548
TOTAL TREASURY DEBT			1,325,400
Other Note - 5.1%

Medium-Term Notes - 5.1%
Dominion Resources, Inc.
4/15/13	0.40 (b)(c)	40,000	40,000
Royal Bank of Canada
8/30/13 to 9/13/13	0.41 to 0.68 (b)(c)	428,000	428,000
9/6/13	0.35 (c)	151,000	150,984
Svenska Handelsbanken AB
8/27/13	0.29 (b)(c)	101,000	101,000
TOTAL OTHER NOTE			719,984
Variable Rate Demand Note - 0.2%

Delaware - 0.2%
LP Pinewood SPV LLC Taxable, LOC Wells Fargo Bank NA, VRDN
3/7/13	0.20 (c)	25,000	25,000
Tennessee - 0.0%
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. Series 2011 B, LOC Bank of America NA, VRDN
3/7/13	0.11 (c)	200	200
TOTAL VARIABLE RATE DEMAND NOTE			25,200
Government Agency Debt - 2.3%
	Yield (a)	Principal Amount (000s)	Value (000s)
Federal Agencies - 2.3%
Fannie Mae
9/11/14	0.18% (c)	$ 92,000	$ 91,972
Federal Home Loan Bank
3/13/13 to 6/25/14	0.16 to 0.22 (c)	213,000	212,967
Freddie Mac
3/11/13	0.16	16,000	15,999
TOTAL GOVERNMENT AGENCY DEBT			320,938
Insurance Company Funding Agreement - 0.2%

Medium-Term Notes - 0.2%
Metropolitan Life Insurance Co.
5/29/13	0.48 (c)(e)	21,000	21,000
Government Agency Repurchase Agreement - 4.4%
	Maturity Amount (000s)
In a joint trading account at 0.21% dated 2/28/13 due 3/1/13 (Collateralized by U.S. Government Obligations) #	$ 166	166
With:
BNP Paribas Securities Corp. at 0.18%, dated 2/21/13 due 3/7/13 (Collateralized by U.S. Government Obligations valued at $51,002,040, 2% - 6%, 12/1/21 - 7/1/42)	50,015	50,000
ING Financial Markets LLC at:
0.17%, dated 1/24/13 due 3/7/13 (Collateralized by U.S. Government Obligations valued at $33,666,185, 0% - 5.97%, 5/15/27 - 9/1/42)	33,009	33,000
0.18%, dated 2/19/13 due 3/7/13 (Collateralized by U.S. Government Obligations valued at $23,690,934, 2.08% - 4%, 9/25/41 - 9/1/42)	23,007	23,000
Mitsubishi UFJ Securities (USA), Inc. at 0.21%, dated:
2/4/13 due 3/6/13 (Collateralized by U.S. Government Obligations valued at $151,523,849, 3.5% - 4.5%, 9/1/25 - 5/1/42)	148,026	148,000
2/6/13 due 3/7/13 (Collateralized by U.S. Government Obligations valued at $19,382,600, 2.5% - 3.5%, 10/1/27 - 3/1/42)	19,003	19,000
2/8/13 due 3/7/13 (Collateralized by U.S. Government Obligations valued at $47,043,717, 3.5% - 4%, 11/1/26 - 7/1/42)	46,008	46,000
Government Agency Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Mitsubishi UFJ Securities (USA), Inc. at 0.21%, dated:
2/13/13 due 3/7/13 (Collateralized by U.S. Government Obligations valued at $95,283,613, 3.5% - 4%, 5/1/42)	$ 93,016	$ 93,000
2/21/13 due 3/7/13 (Collateralized by U.S. Government Obligations valued at $160,285,100, 1.37% - 3.19%, 12/1/40 - 2/1/44)	157,029	157,000
2/27/13 due 3/7/13 (Collateralized by U.S. Government Obligations valued at $46,923,066, 3.5%, 11/1/26)	46,009	46,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT		615,166
Other Repurchase Agreement - 12.5%

Other Repurchase Agreement - 12.5%
With:
BNP Paribas Securities Corp. at:
0.3%, dated 2/7/13 due 3/7/13 (Collateralized by Corporate Obligations valued at $49,359,048, 0.88% - 8.25%, 4/10/13 - 3/1/37)	47,011	47,000
0.41%, dated 2/28/13 due 3/1/13 (Collateralized by U.S. Government Obligations valued at $100,778,984, 0% - 8.5%, 12/15/17 - 5/15/53)	98,001	98,000
0.5%, dated 2/28/13 due 3/7/13 (Collateralized by Corporate Obligations valued at $4,320,061, 5.25% - 10.5%, 5/1/14 - 6/1/67)	4,002	4,000
Citigroup Global Markets, Inc. at 0.85%, dated 2/15/13 due 4/23/13 (Collateralized by Corporate Obligations valued at $21,607,021, 0.75% - 9%, 5/15/14 - 12/15/43)	20,032	20,000
Credit Suisse Securities (USA) LLC at:
0.27%, dated 2/22/13 due 3/1/13 (Collateralized by U.S. Government Obligations valued at $25,751,617, 2.5% - 5.5%, 11/25/25 - 5/25/42)	25,001	25,000
0.31%, dated 2/22/13 due 3/1/13 (Collateralized by Equity Securities valued at $33,482,958)	31,002	31,000
0.48%, dated 1/15/13 due 4/18/13 (Collateralized by Equity Securities valued at $44,307,833)	41,051	41,000
0.7%, dated:
2/1/13 due 5/2/13 (Collateralized by Corporate Obligations valued at $10,808,366, 6.5%, 11/15/16)	10,018	10,000
2/19/13 due 5/20/13 (Collateralized by Corporate Obligations valued at $14,042,658, 0.32% - 6.83%, 2/18/34 - 8/28/47)	13,023	13,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
Credit Suisse Securities (USA) LLC at:
0.74%, dated:
1/2/13 due 4/2/13 (Collateralized by Corporate Obligations valued at $14,057,457, 0.33% - 7.45%, 6/17/19 - 9/25/38)	$ 13,024	$ 13,000
1/7/13 due 4/8/13 (Collateralized by Mortgage Loan Obligations valued at $28,111,604, 0.37% - 5.77%, 11/15/17 - 6/25/47)	26,049	26,000
1/14/13 due 4/15/13 (Collateralized by Corporate Obligations valued at $27,900,767, 0% - 8.85%, 9/15/28 - 10/28/47)	26,049	26,000
1/17/13 due 4/19/13 (Collateralized by Mortgage Loan Obligations valued at $42,156,363, 0% - 7.17%, 3/15/28 - 2/25/48)	39,074	39,000
1/23/13 due 4/23/13 (Collateralized by Mortgage Loan Obligations valued at $9,727,290, 0.34% - 7.22%, 9/15/28 - 8/28/47)	9,017	9,000
1/24/13 due 4/26/13 (Collateralized by Corporate Obligations valued at $3,246,924, 0.31% - 4.16%, 7/25/35 - 9/25/44)	3,006	3,000
Deutsche Bank Securities, Inc. at 0.35%, dated 2/20/13 due 3/6/13 (Collateralized by Equity Securities valued at $18,721,228)	17,002	17,000
HSBC Securities, Inc. at 0.31%, dated 2/28/13 due 3/1/13 (Collateralized by Corporate Obligations valued at $210,001,361, 2.4% - 8.25%, 5/15/13 - 11/1/42)	200,002	200,000
ING Financial Markets LLC at 0.32%, dated 2/28/13 due 3/1/13 (Collateralized by Corporate Obligations valued at $195,305,064, 1% - 5.13%, 6/1/13 - 12/1/29)	186,002	186,000
J.P. Morgan Clearing Corp. at:
0.52%, dated 1/17/13 due 5/17/13 (Collateralized by Equity Securities valued at $18,721,228)	17,029	17,000
0.64%, dated 2/19/13 due 6/19/13 (Collateralized by Corporate Obligations valued at $36,963,969, 2.75% - 4.06%, 6/1/14 - 12/31/39)	34,073	34,000
0.65%, dated 1/11/13 due 5/10/13 (Collateralized by Corporate Obligations valued at $36,989,332, 2.75%, 6/15/25)	34,073	34,000
0.66%, dated 12/12/12 due 4/11/13 (Collateralized by Corporate Obligations valued at $37,010,096, 0.75% - 4.75%, 5/15/14 - 10/1/16)	34,075	34,000
0.71%, dated 10/19/12 due 4/17/13 (Collateralized by Equity Securities valued at $40,322,917)	37,131	37,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
J.P. Morgan Clearing Corp. at:
0.73%, dated 10/22/12 due 3/21/13 (Collateralized by Corporate Obligations valued at $40,324,385, 1% - 4.06%, 5/15/13 - 12/31/39)	$ 37,113	$ 37,000
J.P. Morgan Securities, Inc. at:
0.27%, dated 2/27/13 due 3/6/13 (Collateralized by U.S. Government Obligations valued at $157,591,307, 0.02% - 7.4%, 5/25/34 - 8/25/42)	153,008	153,000
0.35%, dated 2/22/13 due 3/1/13 (Collateralized by Corporate Obligations valued at $4,200,544, 4.13%, 5/15/21)	4,000	4,000
0.46%, dated 2/13/13 due 3/7/13 (Collateralized by Mortgage Loan Obligations valued at $27,008,469, 5.4% - 6%, 11/25/35 - 4/25/37)	25,011	25,000
0.65%, dated 2/22/13 due 3/1/13 (Collateralized by Mortgage Loan Obligations valued at $5,400,809, 6%, 7/25/36)	5,001	5,000
0.73%, dated 12/17/12 due 3/18/13 (Collateralized by Mortgage Loan Obligations valued at $27,041,885, 5% - 6%, 5/25/36 - 8/12/48)	25,046	25,000
0.92%, dated 9/21/12 due 3/20/13 (Collateralized by Mortgage Loan Obligations valued at $26,026,723, 5.2% - 6%, 11/25/35 - 7/25/37)	24,110	24,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.26%, dated 2/28/13 due 3/1/13 (Collateralized by U.S. Government Obligations valued at $38,110,275, 1.07% - 28.55%, 3/25/33 - 6/16/43)	37,000	37,000
0.66%, dated 2/26/13 due 3/5/13 (Collateralized by Mortgage Loan Obligations valued at $87,484,763, 0% - 8%, 9/25/31 - 7/25/47) (c)(d)	81,010	81,000
Mitsubishi UFJ Securities (USA), Inc. at 0.33%, dated:
2/13/13 due 3/7/13 (Collateralized by Corporate Obligations valued at $4,210,912, 6.05%, 4/15/16)	4,001	4,000
2/21/13 due 3/7/13 (Collateralized by Corporate Obligations valued at $52,557,559, 1% - 9.25%, 6/24/14 - 4/8/68)	50,015	50,000
Mizuho Securities USA, Inc. at:
0.4%, dated 2/6/13 due 3/6/13 (Collateralized by Equity Securities valued at $10,802,796)	10,003	10,000
0.41%, dated:
2/15/13 due 3/7/13 (Collateralized by Equity Securities valued at $10,801,752)	10,003	10,000
2/19/13 due 3/7/13 (Collateralized by Equity Securities valued at $12,961,482)	12,004	12,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
Mizuho Securities USA, Inc. at:
0.41%, dated:
2/25/13 due 3/7/13 (Collateralized by Equity Securities valued at $12,960,604)	$ 12,004	$ 12,000
0.42%, dated 2/6/13 due 3/7/13 (Collateralized by Equity Securities valued at $10,802,904)	10,005	10,000
0.43%, dated 2/14/13 due 3/7/13 (Collateralized by Equity Securities valued at $12,962,328)	12,006	12,000
0.53%, dated 2/28/13 due 3/7/13 (Collateralized by U.S. Government Obligations valued at $10,300,152, 5.74% - 6.45%, 7/20/40 - 11/20/40)	10,004	10,000
0.82%, dated 1/3/13 due 3/4/13 (Collateralized by Corporate Obligations valued at $9,039,949, 1.7%, 10/1/37)	7,010	7,000
0.95%, dated:
11/30/12 due 3/1/13 (Collateralized by Corporate Obligations valued at $8,605,475, 0% - 7.66%, 9/10/15 - 12/25/46)	8,019	8,000
2/6/13 due 5/13/13 (Collateralized by Mortgage Loan Obligations valued at $10,807,704, 0.53% - 7.66%, 9/10/15 - 9/19/45)	10,025	10,000
2/8/13 due 5/3/13 (Collateralized by Corporate Obligations valued at $18,421,654, 0.35% - 1.7%, 8/25/32 - 10/1/37)	17,038	17,000
2/22/13 due 5/23/13 (Collateralized by Corporate Obligations valued at $10,815,747, 1.7%, 10/1/37)	10,024	10,000
RBC Capital Markets Co. at 0.4%, dated:
2/26/13 due 3/5/13 (Collateralized by Corporate Obligations valued at $5,334,940, 0.95% - 7.17%, 12/15/16 - 4/25/46)	5,000	5,000
2/28/13 due 3/7/13:
(Collateralized by Corporate Obligations valued at $5,400,061, 7.2% - 10.25%, 6/15/13 - 5/15/27)	5,000	5,000
(Collateralized by Corporate Obligations valued at $5,400,640, 2% - 5.25%, 5/15/29 - 12/15/37)	5,000	5,000
RBS Securities, Inc. at:
0.8%, dated 2/19/13 due 3/21/13 (Collateralized by U.S. Government Obligations valued at $27,820,319, 3%, 12/25/38 - 2/25/43)	27,018	27,000
0.85%, dated 2/15/13 due 3/18/13 (Collateralized by U.S. Government Obligations valued at $17,520,331, 3%, 12/25/38)	17,012	17,000
1.1%, dated 12/10/12 due 4/4/13 (Collateralized by U.S. Government Obligations valued at $70,213,670, 3% - 4%, 2/25/29 - 2/25/43)	68,372	68,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
Royal Bank of Scotland PLC at 0.85%, dated 2/6/13 due 3/8/13 (Collateralized by U.S. Government Obligations valued at $23,483,533, 0.13% - 6.43%, 3/1/26 - 3/25/39)	$ 23,016	$ 23,000
UBS Securities LLC at:
0.49%, dated 2/19/13 due 3/7/13 (Collateralized by Corporate Obligations valued at $14,568,109, 1.25% - 6.5%, 11/15/16 - 12/15/37)	13,016	13,000
0.5%, dated:
1/9/13 due 3/7/13 (Collateralized by Corporate Obligations valued at $18,481,547, 1% - 6.5%, 5/15/13 - 8/15/19)	17,021	17,000
1/16/13 due 3/7/13 (Collateralized by Corporate Obligations valued at $13,034,188, 1.25% - 6.5%, 3/1/14 - 6/15/38)	12,015	12,000
Wells Fargo Securities, LLC at 0.55%, dated 12/18/12 due:
3/19/13 (Collateralized by Corporate Obligations valued at $7,342,504, 0% - 6.25%, 3/1/13 - 1/15/43)	7,010	7,000
3/20/13 (Collateralized by Corporate Obligations valued at $14,715,384, 0% - 8.75%, 3/28/13 - 12/1/42)	14,020	14,000
3/21/13 (Collateralized by Corporate Obligations valued at $18,920,272, 0% - 8%, 3/26/13 - 9/15/42)	18,026	18,000
TOTAL OTHER REPURCHASE AGREEMENT		1,768,000
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $14,228,956)		14,228,956
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(120,380)
NET ASSETS - 100%		$ 14,108,576
Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $569,000,000 or 4.0% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) The maturity amount is based on the rate at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,000,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Metropolitan Life Insurance Co. 0.48%, 5/29/13	7/18/12	$ 21,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$166,000 due 3/01/13 at 0.21%
Citibank NA	$ 14
Deutsche Bank Securities, Inc.	5
J.P. Morgan Securities, Inc.	7
Mizuho Securities USA, Inc.	120
Wells Fargo Securities LLC	20
$ 166
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	February 28, 2013 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $2,383,166) - See accompanying schedule: Unaffiliated issuers (cost $14,228,956)		$ 14,228,956
Cash		25
Receivable for fund shares sold		41,507
Interest receivable		7,460
Other receivables		316
Total assets		14,278,264

Liabilities
Payable for investments purchased	$ 127,996
Payable for fund shares redeemed	37,968
Accrued management fee	3,407
Other affiliated payables	2
Other payables and accrued expenses	315
Total liabilities		169,688

Net Assets		$ 14,108,576
Net Assets consist of:
Paid in capital		$ 14,108,750
Distributions in excess of net investment income		(282)
Accumulated undistributed net realized gain (loss) on investments		108
Net Assets, for 14,107,317 shares outstanding		$ 14,108,576
Net Asset Value, offering price and redemption price per share ($14,108,576 ÷ 14,107,317 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended February 28, 2013 (Unaudited)

Investment Income
Interest		$ 25,180

Expenses
Management fee	$ 30,713
Independent trustees' compensation	28
Total expenses before reductions	30,741
Expense reductions	(6,288)	24,453
Net investment income (loss)		727
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		108
Net increase in net assets resulting from operations		$ 835

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2013 (Unaudited)	Year ended August 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 727	$ 1,516
Net realized gain (loss)	108	128
Net increase in net assets resulting from operations	835	1,644
Distributions to shareholders from net investment income	(727)	(1,518)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	5,595,604	9,358,824
Reinvestment of distributions	727	1,517
Cost of shares redeemed	(6,147,719)	(10,492,365)
Net increase (decrease) in net assets and shares resulting from share transactions	(551,388)	(1,132,024)
Total increase (decrease) in net assets	(551,280)	(1,131,898)

Net Assets
Beginning of period	14,659,856	15,791,754
End of period (including distributions in excess of net investment income of $282 and distributions in excess of net investment income of $282, respectively)	$ 14,108,576	$ 14,659,856

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- E	- E	- E	.001	.015	.037
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations	- E	- E	- E	.001	.015	.037
Distributions from net investment income	- E	- E	- E	(.001)	(.015)	(.037)
Distributions from net realized gain	-	-	- E	- E	-	-
Total distributions	- E	- E	- E	(.001)	(.015)	(.037)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	-%	.01%	.01%	.07%	1.46%	3.72%
Ratios to Average Net Assets D
Expenses before reductions	.42% A	.42%	.42%	.42%	.45%	.42%
Expenses net of fee waivers, if any	.34% A	.38%	.37%	.42%	.45%	.42%
Expenses net of all reductions	.34% A	.38%	.37%	.42%	.45%	.40%
Net investment income (loss)	.01% A	.01%	.01%	.06%	1.43%	3.66%
Supplemental Data
Net assets, end of period (in millions)	$ 14,109	$ 14,660	$ 15,792	$ 16,715	$ 18,047	$ 16,290

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Retirement Money Market Portfolio (the Fund) is a fund of Fidelity Money Market Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities and other investments	$ -

Tax cost	$ 14,228,956

Semiannual Report

2. Significant Accounting Policies - continued

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase agreements whereby the Fund transfers securities to a counterparty who then agrees to transfer them back to the Fund at a future date and agreed upon price, reflecting a rate of interest below market rate. Securities sold under a reverse repurchase agreement, if any, are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund receives cash proceeds, which are invested in other securities, and agrees to repay the proceeds plus any accrued interest in return for the same securities transferred. The Fund continues to receive interest payments on the transferred securities during the term of the reverse repurchase agreement. During the period that a reverse repurchase agreement is outstanding, the Fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the security or in gaining access to the collateral. The average balance during the period for which reverse repurchase agreements were outstanding subject to interest amounted to $16,217. The weighted average interest rate was .02% on such amounts. At period end, there were no reverse repurchase agreements outstanding.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .42% of the Fund's average net assets. Under the management contract, FMR pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee paid to FMR by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate
Lender	$ 6,871.41%

4. Expense Reductions.

FMR or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver was $6,288.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Retirement Money Market Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a sector neutral investment approach for certain funds and utilizing a team of portfolio managers to manage certain sector-neutral funds; (vi) rationalizing product lines and gaining increased efficiencies through combinations of several funds with other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the fund's cumulative total returns and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Fidelity Retirement Money Market Portfolio

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the third quartile for the one-year period and the first quartile for the three- and five-year periods. The Board also reviewed the fund's performance since inception as well as performance in the current year.

The Board noted as a general matter that the percentage beaten numbers for money market funds in recent years were less meaningful than in earlier years, as many competitors have been waiving fees to maintain a one basis point yield and performance differences among funds may not be apparent due to rounding.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 43% means that 57% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for non-management expenses (including transfer agent fees, pricing and bookkeeping fees, and fees paid to non-affiliated custodians) from the fund's all-inclusive fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in non-management expenses.

Semiannual Report

Fidelity Retirement Money Market Portfolio

The Board noted that the fund's hypothetical net management fee ranked below the median of its Total Mapped Group and above the median of its ASPG for 2011. The Board noted that although the fund has no minimum initial investment and provides a range of services similar to retail funds, Lipper categorizes the fund as institutional. When compared to retail no-load funds, the fund's hypothetical net management fee ranked below the median of the ASPG for 2011.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's hypothetical net management fee as well as the fund's all-inclusive fee. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked above its competitive median for 2011. The Board considered that Fidelity has been voluntarily waiving part or all of the management fees to maintain a minimum yield, and also noted that Fidelity retains the ability to be repaid in certain circumstances.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable, although above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Semiannual Report

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

RMM-SANN-0413
1.700934.115

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Money Market Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Money Market Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Money Market Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 24, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 24, 2013